CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 10,723,870	$ 98,012
Accounts receivable	2,485	0
Inventory	10,866	0
Total Current Assets	10,737,221	98,012
OTHER ASSETS
Other assets	3,281	0
Licenses, net of amortization	527,679	619,763
TOTAL ASSETS	11,268,181	717,775
CURRENT LIABILITIES
Accounts payable	761,862	350,899
Accrued expenses	24,385	159,771
Management fee and patent liabilities - related parties	250,000	468,782
Convertible notes payable, net of discount of $0 and $409,649, respectively	0	788,701
Advances from related party	14,194	10,800
Derivative liabilities	0	38,741,832
Total Current Liabilities	1,050,441	40,520,785
STOCKHOLDERS' DEFICIT
Preferred stock, $0.001 par value, 7,000,000 and 7,000,000 shares authorized, no shares issued and outstanding at December 31, 2021 and 2020	0	0
Common stock, $0.001 par value, 25,000,000 and 6,000,000,000 shares authorized; 6,338,872 and 1,537,082 issued and 6,338,864 and 1,537,074 outstanding at December 31, 2021 and 2020, respectively	6,339	1,537
Additional paid-in capital	53,879,215	22,082,689
Accumulated deficit	(43,667,814)	(61,890,236)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	10,217,740	(39,803,010)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	11,268,181	717,775
Preferred Stock Series A [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, $0.001 par value, 7,000,000 and 7,000,000 shares authorized, no shares issued and outstanding at December 31, 2021 and 2020	0	3,000
Preferred Stock Series B [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, $0.001 par value, 7,000,000 and 7,000,000 shares authorized, no shares issued and outstanding at December 31, 2021 and 2020	0	0
Preferred Stock Series C [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, $0.001 par value, 7,000,000 and 7,000,000 shares authorized, no shares issued and outstanding at December 31, 2021 and 2020	$ 0	$ 0